Financial Risk Management - Additional Information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥) Customer	Dec. 31, 2017 CNY (¥)
Financial Risk Management [Line Items]
Number of customers accounted for 30% of gross accounts receivable | Customer	5
Gross accounts receivable comprise of top customers	21.00%
Recurring Fair Value Measurement [Member]
Financial Risk Management [Line Items]
Transfer between Level 1 and 2, assets	¥ 0	¥ 0
Transfer between Level 2 and 1, assets	¥ 0	0
Foreign Exchange Risk [Member]
Financial Risk Management [Line Items]
Effect of changes in currency rate	5.00%
Post-tax profit	¥ 7	14
Equity Price Risk [Member]
Financial Risk Management [Line Items]
Effect of changes in currency rate	5.00%
Impact in other comprehensive income	¥ 167	187
Customer One
Financial Risk Management [Line Items]
Gross accounts receivable comprise of top customers	12.00%
Customer One [Member]
Financial Risk Management [Line Items]
Gross accounts receivable comprise of top customers	3.00%
Customer Two [Member]
Financial Risk Management [Line Items]
Gross accounts receivable comprise of top customers	2.00%
Customer Three [Member]
Financial Risk Management [Line Items]
Gross accounts receivable comprise of top customers	2.00%
Customer Four [Member]
Financial Risk Management [Line Items]
Gross accounts receivable comprise of top customers	2.00%
Liquidity Risk [Member]
Financial Risk Management [Line Items]
External borrowings	¥ 0	¥ 0